Other real estate owned	12 Months Ended
Dec. 31, 2020
Real Estate [Abstract]
Other real estate owned	Other real estate owned
The amount reported as other real estate owned includes property acquired through foreclosure in addition to excess facilities held for sale and is carried at fair value less estimated cost to sell the property. The following table summarizes the other real estate owned for the year ended December 31, 2020, 2019, and 2018:

	Year Ended
	December 31,
	2020	2019	2018
Balance at beginning of period	$18,939	$12,643	$16,442
Transfers from loans	2,746	5,487	2,138
Transfers (to) from premises and equipment	(841)	4,290	—
Proceeds from sale of other real estate owned	(6,937)	(3,860)	(4,819)
Gain on sale of other real estate owned	354	1,058	271
Loans provided for sales of other real estate owned	(305)	(166)	(1,019)
Write-downs and partial liquidations	(1,845)	(513)	(370)
Balance at end of period	$12,111	$18,939	$12,643
Foreclosed residential real estate properties totaled $1,890 and $4,295 as of December 31, 2020 and December 31, 2019, respectively. The recorded investment in residential mortgage loans secured by residential real estate properties for which foreclosure proceedings are in process totaled $167 and $82 at December 31, 2020 and December 31, 2019, respectively.
Excess land and facilities held for sale resulting from branch consolidations totaled $5,703 and $8,956 as of December 31, 2020 and December 31, 2019, respectively.